UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04448

UBS Master Series, Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2005

Item 1.	Schedule of Investments

UBS Money Market Fund

Schedule of Investments	November 30, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)
U.S. Government Agency Obligations—9.69%
500	Federal Home Loan Bank	12/01/05 to 12/12/05	3.714 to 3.750*		499,915
250	Federal Home Loan Bank	06/08/06	3.625		249,934
664	Federal Home Loan Mortgage Corp.	01/03/06 to 02/27/06	3.860 to 4.040@		659,196
175	Federal Home Loan Mortgage Corp.	10/23/06	4.250		175,000

Total U.S. Government Agency Obligations (cost—$1,584,045)					1,584,045

Bank Note—3.06%
Non-U.S.—3.06%
500	Abbey National Treasury Services PLC** (cost—$500,040)	01/13/06	4.190	*	500,040

Certificates of Deposit—13.46%
Non-U.S.—5.51%
400	Barclays Bank PLC	01/05/06	4.030		400,000
250	BNP Paribas	05/23/06	4.520		250,000
250	Svenska Handelsbanken	11/08/06	4.750		250,000

					900,000

U.S.—7.95%
400	American Express Centurion Bank	12/20/05	4.080		400,000
400	First Tennessee Bank N.A. (Memphis)	12/02/05	4.030		400,000
500	Wells Fargo Bank N.A.	12/01/05	4.050	*	500,000

					1,300,000

Total Certificates of Deposit (cost—$2,200,000)					2,200,000

Commercial Paper@—44.66%
Asset Backed-Banking—2.72%
451	Atlantis One Funding	03/28/06	4.350		444,624

Asset Backed-Miscellaneous—7.33%
400	Thunderbay Funding	12/15/05	4.060		399,369
400	Variable Funding Capital Corp.	12/16/05	3.960		399,340
400	Windmill Funding Corp.	12/12/05	4.030		399,507

					1,198,216

Asset Backed-Securities—8.30%
400	Galaxy Funding, Inc.	12/14/05	3.790		399,453
400	Grampian Funding LLC	03/29/06	4.100		394,624
350	Scaldis Capital LLC	12/09/05	3.720		349,711
214	Solitaire Funding LLC	01/13/06	4.100		212,952

					1,356,740

Banking-Non-U.S.—3.66%
250	Alliance & Leicester PLC	12/02/05	3.920		249,973
351	Natexis Banques Populaires US Finance Co. LLC	01/24/06	4.110		348,836

					598,809

Banking-U.S.—12.15%
410	CBA (Delaware) Finance, Inc.	12/15/05	4.020		409,359
400	Danske Corp.	12/12/05	3.750		399,542
400	ING (US) Funding LLC	12/06/05	3.790		399,789
380	San Paolo IMI U.S. Financial Co.	01/17/06	4.060		377,986
400	Societe Generale N.A., Inc.	12/23/05	3.880		399,051

					1,985,727

Brokerage—6.40%
400	Bear Stearns Cos., Inc.	01/23/06	4.220		397,515
250	Goldman Sachs Group, Inc.	12/01/05	4.128	*	250,000
400	Morgan Stanley	01/17/06	4.090		397,864

					1,045,379

Diversified Manufacturing—2.44%
400	General Electric Co.	12/27/05	4.060		398,827

UBS Money Market Fund

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)
Finance-NonCaptive Diversified—1.66%
273	International Lease Finance Corp.	01/12/06	4.070		271,704

Total Commercial Paper (cost—$7,300,026)					7,300,026

Short-Term Corporate Obligations—15.00%
Asset Backed-Securities—4.59%
250	CC (USA), Inc. (Centauri)**	03/10/06	3.500		249,996
500	K2 (USA) LLC**	12/15/05	4.110	*	500,024

					750,020

Automotive OEM—2.15%
350	American Honda Finance Corp.**	02/15/06	4.510	*	350,512

Brokerage—2.08%
340	Merrill Lynch & Co., Inc.	01/13/06	4.580	*	340,164

Finance-Captive Automotive—2.45%
400	Toyota Motor Credit Corp.	12/01/05	4.050	*	400,000

Finance-NonCaptive Consumer—3.73%
400	HSBC Finance Corp.	12/01/05	4.205	*	400,331
210	SLM Corp.	01/25/06	4.400	*	210,061

					610,392

Total Short-Term Corporate Obligations (cost—$2,451,088)					2,451,088

Repurchase Agreements—13.68%
2,200	Repurchase Agreement dated 11/30/05 with Deutsche Bank Securities, Inc., collateralized by $813,000 Federal Home Loan Mortgage Corp. obligations, 3.050% due 12/29/06 and $1,456,000 Federal National Mortgage Association obligations, 4.625% due 10/15/14; (value-$2,244,844); proceeds: $2,200,244	12/01/05	3.990		2,200,000
36	Repurchase Agreement dated 11/30/05 with State Street Bank & Trust Co., collateralized by $36,548 U.S. Treasury Notes, 4.375% due 08/15/12; (value-$36,859); proceeds: $36,004	12/01/05	3.570		36,000

Total Repurchase Agreements (cost—$2,236,000)					2,236,000

Number of Shares (000)
Money Market Fund†—1.22%
200	AIM Liquid Assets Portfolio (cost—$199,997)		3.957		199,997

Total Investments (cost—$16,471,196 which approximates cost for federal income tax purposes)(1)—100.77%					16,471,196

Liabilities in excess of other assets—(0.77)%					(126,460)

Net Assets (applicable to 11,891,589, 2,124,165 and 2,321,134 shares of common stock outstanding of Class A, Class B and Class C, respectively, each equivalent to $1.00 per share)—100.00%					$16,344,736

*	Variable rate securities—maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of November 30, 2005, and reset periodically.
**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 9.79% of net assets as of November 30, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@	Interest rates shown are the discount rates at date of purchase.
†	Interest rate shown reflects yield at November 30, 2005.
(1)	Investments are valued at amortized cost, unless the Fund’s Board of Directors (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.
OEM	Original Equipment Manufacturer.

Issuer Breakdown By Country
Percentage of Portfolio Assets (%)

United States	87.9

United Kingdom	7.0

France	3.6

Sweden	1.5

Total	100.0

Weighted average maturity - 41 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated August 31, 2005.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:	/s/ W. Douglas Beck

W. Douglas Beck
President

Date:	January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck

W. Douglas Beck
President

Date:	January 30, 2006

By:	/s/ Thomas Disbrow

Thomas Disbrow
Vice President and Treasurer

Date:	January 30, 2006